Share Capital	12 Months Ended
Dec. 31, 2018
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Share Capital

Note 13—Share Capital

The share capital of Ascendis Pharma A/S consists of 42,135,448 fully paid shares at a nominal value of DKK 1, all in the same share class.

The number of shares of the Company are as follows:

	2018	2017	2016	2015	2014
Changes in share capital
Beginning of year	36,984,292	32,421,121	25,128,242	16,935,780	10,801,948
Increase through cash contribution	5,151,156	4,563,171	7,292,879	8,192,462	6,133,832

End of year	42,135,448	36,984,292	32,421,121	25,128,242	16,935,780